Loans Receivable Loans Receivable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan	Dec. 31, 2012
Troubled Debt Restructurings
Number of loans considered troubled debt	7	6
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 75,000	$ 532,165	$ 605,293
New line for credit for customer with existing TDR		300,000
Balance of new line of credit for customer with existing TDR		43,691
Unpaid principal balance	1,510,457	1,429,388	1,085,318
Loans receivable, related parties	8,500,000	7,700,000
Loans receivable, related parties, additions	1,400,000	1,800,000
Loans receivable, related parties, effect of changes in composition	567,000	403,000
Loans receivable, related parties, collections	1,200,000	3,900,000
Amount of residential mortgages pledged to collateralize borrowings	93,836,621	89,847,582
Minimum
Troubled Debt Restructurings
Financing receivable modifications, maturity period extended	10 years
Financing receivable, basis for analysis of credit quality, outstanding amount	250,000
Maximum
Troubled Debt Restructurings
Financing receivable modifications, maturity period extended	20 years
Financing receivable, period for analysis of credit quality	12 months
Maximum | Not Rated
Troubled Debt Restructurings
Financing receivable, basis for analysis of credit quality, outstanding amount	250,000
Commercial loans
Troubled Debt Restructurings
Number of loans considered troubled debt	7	6
Commercial loans | Loan two
Troubled Debt Restructurings
Number of commercial relationship of loans considered nonaccrual	5
Commercial loans | Loan three
Troubled Debt Restructurings
Unpaid principal balance	$ 39,000	$ 49,000
Commercial loans | Non accrual
Troubled Debt Restructurings
Number of loans considered impaired	2
Number of commercial relationship of loans considered nonaccrual	1
New Troubled Debt restructuring for the period [Member]
Troubled Debt Restructurings
Number of loans considered troubled debt	1	2	2